Fair Values of Assets and Liabilities	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Values of Assets and Liabilities

We use fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. Trading assets, securities available for sale, derivatives, substantially all prime residential MHFS, certain commercial LHFS, certain loans held for investment, fair value MSRs, principal investments and securities sold but not yet purchased (short sale liabilities) are recorded at fair value on a recurring basis. We generally do not record our issued debt at fair value. Additionally, from time to time, we may be required to record at fair value other assets on a nonrecurring basis, such as certain residential and commercial MHFS, certain LHFS, loans held for investment and certain other assets. These nonrecurring fair value adjustments typically involve application of lower-of-cost-or-market accounting or write-downs of individual assets.

       We adopted new guidance on fair value measurements effective January 1, 2009, which addresses measuring fair value in situations where markets are inactive and transactions are not orderly. This guidance states transaction or quoted prices for assets or liabilities in inactive markets may require adjustment due to the uncertainty of whether the underlying transactions are orderly. Prior to our adoption of the new provisions for measuring fair value, we primarily used unadjusted independent vendor or broker quoted prices to measure fair value for substantially all securities available for sale.

       In connection with the change in guidance for fair value measurement, we developed policies and procedures to determine when the level and volume of activity for our assets and liabilities requiring fair value measurements has significantly declined relative to normal conditions. For such items that use price quotes, such as certain security classes within securities available for sale, the degree of market inactivity and distressed transactions was analyzed to determine the appropriate adjustment to the price quotes.

       The security classes where we consider the market to be less orderly include primarily non-agency residential MBS. The methodology used to adjust the quotes involved weighting the price quotes and results of internal pricing techniques such as the net present value of future expected cash flows (with observable inputs, where available) discounted at a rate of return market participants require. The significant inputs utilized in the internal pricing techniques, which were estimated by type of underlying collateral, included credit loss assumptions, estimated prepayment speeds and appropriate discount rates.

       The more active and orderly markets for particular security classes were determined to be, the more weighting we assigned to price quotes. The less active and orderly markets were determined to be, the less weighting we assigned to price quotes. We continually assess the level and volume of market activity in our investment security classes in determining adjustments, if any, to price quotes. Given market conditions can change over time, determination of which securities markets are considered active or inactive, and if inactive, the degree to which price quotes require adjustment, can also change.

Fair Value Hierarchy

We group our assets and liabilities measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

  Level 1 – Valuation is based upon quoted prices for identical instruments traded in active markets.
  Level 2 – Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.
  Level 3 – Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

       In the determination of the classification of financial instruments in Level 2 or Level 3 of the fair value hierarchy, we consider all available information, including observable market data, indications of market liquidity and orderliness, and our understanding of the valuation techniques and significant inputs used. For securities in inactive markets, we use a predetermined percentage to evaluate the impact of fair value adjustments derived from weighting both external and internal indications of value to determine if the instrument is classified as Level 2 or Level 3. Based upon the specific facts and circumstances of each instrument or instrument category, judgments are made regarding the significance of the Level 3 inputs to the instruments' fair value measurement in its entirety. If Level 3 inputs are considered significant, the instrument is classified as Level 3.

Determination of Fair Value

We base our fair values on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements.

       In instances where there is limited or no observable market data, fair value measurements for assets and liabilities are based primarily upon our own estimates or combination of our own estimates and independent vendor or broker pricing, and the measurements are often calculated based on current pricing for products we offer or issue, the economic and competitive environment, the characteristics of the asset or liability and other such factors. As with any valuation technique used to estimate fair value, changes in underlying assumptions used, including discount rates and estimates of future cash flows, could significantly affect the results of current or future values. Accordingly, these fair value estimates may not be realized in an actual sale or immediate settlement of the asset or liability.

       We incorporate lack of liquidity into our fair value measurement based on the type of asset or liability measured and the valuation methodology used. For example, for certain residential MHFS and certain securities where the significant inputs have become unobservable due to illiquid markets and vendor or broker pricing is not used, we use a discounted cash flow technique to measure fair value. This technique incorporates forecasting of expected cash flows (adjusted for credit loss assumptions and estimated prepayment speeds) discounted at an appropriate market discount rate to reflect the lack of liquidity in the market that a market participant would consider. For other securities where vendor or broker pricing is used, we use either unadjusted broker quotes or vendor prices or vendor or broker prices adjusted by weighting them with internal discounted cash flow techniques to measure fair value. These unadjusted vendor or broker prices inherently reflect any lack of liquidity in the market, as the fair value measurement represents an exit price from a market participant viewpoint.

       Following are descriptions of the valuation methodologies used for assets and liabilities recorded at fair value on a recurring or nonrecurring basis and for estimating fair value for financial instruments not recorded at fair value.

Assets

Short-term financial assets Short-term financial assets include cash and due from banks, federal funds sold and securities purchased under resale agreements and due from customers on acceptances. These assets are carried at historical cost. The carrying amount is a reasonable estimate of fair value because of the relatively short time between the origination of the instrument and its expected realization.

Trading assets (excluding derivatives) and Securities available for sale Trading assets and securities available for sale are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted prices in active markets, if available. Such instruments are classified within Level 1 of the fair value hierarchy. Examples include exchange-traded equity securities and some highly liquid government securities such as U.S. Treasuries. When instruments are traded in secondary markets and quoted market prices do not exist for such securities, we generally rely on internal valuation techniques or on prices obtained from independent pricing services or brokers (collectively, vendors) or combination thereof.

       Trading securities are mostly valued using trader prices that are subject to internal price verification procedures. The majority of fair values derived using internal valuation techniques are verified against multiple pricing sources, including prices obtained from independent vendors. Vendors compile prices from various sources and often apply matrix pricing for similar securities when no price is observable. We review pricing methodologies provided by the vendors in order to determine if observable market information is being used, versus unobservable inputs. When we evaluate the appropriateness of an internal trader price compared with vendor prices, our considerations include the range and quality of vendor prices. Vendor prices are used to ensure the reasonableness of a trader price; however valuing financial instruments involves judgments acquired from knowledge of a particular market and is not perfunctory. If a trader asserts that a vendor price is not reflective of market value, justification for using the trader price, including recent sales activity where possible, must be provided to and approved by the appropriate levels of management.

       Similarly, while securities available for sale traded in secondary markets are typically valued using unadjusted vendor prices or vendor prices adjusted by weighting them with internal discounted cash flow techniques, these prices are reviewed and, if deemed inappropriate by a trader who has the most knowledge of a particular market, can be adjusted. Securities measured with these internal valuation techniques are generally classified as Level 2 of the hierarchy and often involve using quoted market prices for similar securities, pricing models, discounted cash flow analyses using significant inputs observable in the market where available or combination of multiple valuation techniques. Examples include certain residential and commercial MBS, municipal bonds, U.S. government and agency MBS, and corporate debt securities.

       Security fair value measurements using significant inputs that are unobservable in the market due to limited activity or a less liquid market are classified as Level 3 in the fair value hierarchy. Such measurements include securities valued using internal models or a combination of multiple valuation techniques such as weighting of internal models and vendor or broker pricing, where the unobservable inputs are significant to the overall fair value measurement. Securities classified as Level 3 include certain residential and commercial MBS, asset-backed securities collateralized by auto leases or loans and cash reserves, CDOs and CLOs, and certain residual and retained interests in residential mortgage loan securitizations. CDOs are valued using the prices of similar instruments, the pricing of completed or pending third party transactions or the pricing of the underlying collateral within the CDO. Where vendor or broker prices are not readily available, management's best estimate is used.

Mortgages held for sale (MHFS) We carry substantially all of our residential MHFS portfolio at fair value. Fair value is based on independent quoted market prices, where available, or the prices for other mortgage whole loans with similar characteristics. As necessary, these prices are adjusted for typical securitization activities, including servicing value, portfolio composition, market conditions and liquidity. Most of our MHFS are classified as Level 2. For the portion where market pricing data is not available, we use a discounted cash flow model to estimate fair value and, accordingly, classify as Level 3.

Loans held for sale (LHFS) LHFS are carried at the lower of cost or market value, or at fair value. The fair value of LHFS is based on what secondary markets are currently offering for portfolios with similar characteristics. As such, we classify those loans subjected to nonrecurring fair value adjustments as Level 2.

Loans For the carrying value of loans, including PCI loans, see Note 1. Although most loans are not recorded at fair value on a recurring basis, reverse mortgages, which were previously sold under a GNMA securitization program and were consolidated during fourth quarter 2011, are held at fair value on a recurring basis. In addition, we record nonrecurring fair value adjustments to loans to reflect partial write-downs that are based on the observable market price of the loan or current appraised value of the collateral.

       We provide fair value estimates in this disclosure for loans that are not recorded at fair value on a recurring or nonrecurring basis. Those estimates differentiate loans based on their financial characteristics, such as product classification, loan category, pricing features and remaining maturity. Prepayment and credit loss estimates are evaluated by product and loan rate.

       The fair value of commercial loans is calculated by discounting contractual cash flows, adjusted for credit loss estimates, using discount rates that reflect our current pricing for loans with similar characteristics and remaining maturity.

       For real estate 1-4 family first and junior lien mortgages, fair value is calculated by discounting contractual cash flows, adjusted for prepayment and credit loss estimates, using discount rates based on current industry pricing (where readily available) or our own estimate of an appropriate risk-adjusted discount rate for loans of similar size, type, remaining maturity and repricing characteristics.

       The carrying value of credit card loans, which is adjusted for estimates of credit losses inherent in the portfolio at the balance sheet date, is reported as a reasonable estimate of fair value.

       For all other consumer loans, the fair value is generally calculated by discounting the contractual cash flows, adjusted for prepayment and credit loss estimates, based on the current rates we offer for loans with similar characteristics.

       Loan commitments, standby letters of credit and commercial and similar letters of credit generate ongoing fees at our current pricing levels, which are recognized over the term of the commitment period. In situations where the credit quality of the counterparty to a commitment has declined, we record an allowance. A reasonable estimate of the fair value of these instruments is the carrying value of deferred fees plus the related allowance. Certain letters of credit that are hedged with derivative instruments are carried at fair value in trading assets or liabilities. For those letters of credit fair value is calculated based on readily quotable credit default spreads, using a market risk credit default swap model.

Derivatives Quoted market prices are available and used for our exchange-traded derivatives, such as certain interest rate futures and option contracts, which we classify as Level 1. However, substantially all of our derivatives are traded in over-the-counter (OTC) markets where quoted market prices are not always readily available. Therefore we value most OTC derivatives using internal valuation techniques. Valuation techniques and inputs to internally-developed models depend on the type of derivative and nature of the underlying rate, price or index upon which the derivative's value is based. Key inputs can include yield curves, credit curves, foreign-exchange rates, prepayment rates, volatility measurements and correlation of such inputs. Where model inputs can be observed in a liquid market and the model does not require significant judgment, such derivatives are typically classified as Level 2 of the fair value hierarchy. Examples of derivatives classified as Level 2 include generic interest rate swaps, foreign currency swaps, commodity swaps, and certain option and forward contracts. When instruments are traded in less liquid markets and significant inputs are unobservable, such derivatives are classified as Level 3. Examples of derivatives classified as Level 3 include complex and highly structured derivatives, certain credit default swaps, interest rate lock commitments written for our residential mortgage loans that we intend to sell and long dated equity options where volatility is not observable. Additionally, significant judgments are required when classifying financial instruments within the fair value hierarchy, particularly between Level 2 and 3, as is the case for certain derivatives.

Mortgage servicing rights (MSRs) and certain other interests held in securitizations MSRs and certain other interests held in securitizations (e.g., interest-only strips) do not trade in an active market with readily observable prices. Accordingly, we determine the fair value of MSRs using a valuation model that calculates the present value of estimated future net servicing income cash flows. The model incorporates assumptions that market participants use in estimating future net servicing income cash flows, including estimates of prepayment speeds (including housing price volatility), discount rate, default rates, cost to service (including delinquency and foreclosure costs), escrow account earnings, contractual servicing fee income, ancillary income and late fees. Commercial MSRs and certain residential MSRs are carried at lower of cost or market value, and therefore can be subject to fair value measurements on a nonrecurring basis. Changes in the fair value of MSRs occur primarily due to the collection/realization of expected cash flows, as well as changes in valuation inputs and assumptions. For other interests held in securitizations (such as interest-only strips) we use a valuation model that calculates the present value of estimated future cash flows. The model incorporates our own estimates of assumptions market participants use in determining the fair value, including estimates of prepayment speeds, discount rates, defaults and contractual fee income. Interest-only strips are recorded as trading assets. Our valuation approach is validated by our internal valuation model validation group and our valuation estimates are periodically benchmarked to independent appraisals. Fair value measurements of our MSRs and interest-only strips use significant unobservable inputs and, accordingly, we classify as Level 3.

Foreclosed assets Foreclosed assets are carried at net realizable value, which represents fair value less estimated costs to sell. Fair value is generally based upon independent market prices or appraised values of the collateral and, accordingly, we classify foreclosed assets as Level 2.

Nonmarketable equity investments Nonmarketable equity investments are generally recorded under the cost or equity method of accounting. There are generally restrictions on the sale and/or liquidation of these investments, including federal bank stock. Federal bank stock carrying value approximates fair value. We use facts and circumstances available to estimate the fair value of our nonmarketable equity investments. We typically consider our access to and need for capital (including recent or projected financing activity), qualitative assessments of the viability of the investee, evaluation of the financial statements of the investee and prospects for its future. Public equity investments are valued using quoted market prices and discounts are only applied when there are trading restrictions that are an attribute of the investment. We estimate the fair value of investments in non-public securities using metrics such as security prices of comparable public companies, acquisition prices for similar companies and original investment purchase price multiples, while also incorporating a portfolio company's financial performance and specific factors. For investments in private equity funds, we use the NAV provided by the fund sponsor as an appropriate measure of fair value. In some cases, such NAVs require adjustments based on certain unobservable inputs.

Liabilities

Deposit liabilities Deposit liabilities are carried at historical cost. The fair value of deposits with no stated maturity, such as noninterest-bearing demand deposits, interest-bearing checking, and market rate and other savings, is equal to the amount payable on demand at the measurement date. The fair value of other time deposits is calculated based on the discounted value of contractual cash flows. The discount rate is estimated using the rates currently offered for like wholesale deposits with similar remaining maturities.

Short-term financial liabilities Short-term financial liabilities are carried at historical cost and include federal funds purchased and securities sold under repurchase agreements, commercial paper and other short-term borrowings. The carrying amount is a reasonable estimate of fair value because of the relatively short time between the origination of the instrument and its expected realization.

Other liabilities Other liabilities recorded at fair value on a recurring basis, excluding derivative liabilities (see the “Derivatives” section for derivative liabilities), includes primarily short sale liabilities. Short sale liabilities are classified as either Level 1 or Level 2, generally dependent upon whether the underlying securities have readily obtainable quoted prices in active exchange markets.

Long-term debt Long-term debt is generally carried at amortized cost. For disclosure, we are required to estimate the fair value of long-term debt. Generally, the discounted cash flow method is used to estimate the fair value of our long-term debt. Contractual cash flows are discounted using rates currently offered for new notes with similar remaining maturities and, as such, these discount rates include our current spread levels.

Fair Value Measurements from Independent Brokers or Independent Third Party Pricing Services

For certain assets and liabilities, we obtain fair value measurements from independent brokers or independent third party pricing services and record the unadjusted fair value in our financial statements. The detail by level is shown in the table below. Fair value measurements obtained from independent brokers or independent third party pricing services that we have adjusted to determine the fair value recorded in our financial statements are not included in the following table.

	Independent brokers			Third party pricing services
(in millions)	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

December 31, 2011
Trading assets (excluding derivatives)	$-	446	7	1,086	1,564	-
Securities available for sale:
Securities of U.S. Treasury and federal agencies	-	-	-	868	5,748	-
Securities of U.S. states and political subdivisions	-	16	-	-	21,014	-
Mortgage-backed securities	-	2,342	43	-	118,107	186
Other debt securities	-	1,091	8,163	-	26,222	145
Total debt securities	-	3,449	8,206	868	171,091	331
Total marketable equity securities	-	-	-	33	665	3
Total securities available for sale	-	3,449	8,206	901	171,756	334
Derivatives (trading and other assets)	-	17	44	-	834	-
Loans held for sale	-	-	-	-	1	-
Derivatives (liabilities)	-	11	43	-	850	-
Other liabilities	-	22	-	6	249	-

December 31, 2010
Trading assets (excluding derivatives)	$-	1,211	6	21	2,123	-
Securities available for sale:
Securities of U.S. Treasury and federal agencies	-	-	-	936	263	-
Securities of U.S. states and political subdivisions	-	15	-	-	14,055	-
Mortgage-backed securities	-	3	50	-	102,206	169
Other debt securities	-	201	4,133	-	14,376	606
Total debt securities	-	219	4,183	936	130,900	775
Total marketable equity securities	-	-	-	201	727	16
Total securities available for sale	-	219	4,183	1,137	131,627	791
Derivatives (trading and other assets)	-	15	44	-	740	8
Loans held for sale	-	-	-	-	1	-
Derivatives (liabilities)	-	-	46	-	841	-
Other liabilities	-	20	-	-	393	-

Assets and Liabilities Recorded at Fair Value on a Recurring Basis

The tables below present the balances of assets and liabilities measured at fair value on a recurring basis.

(in millions)	Level 1	Level 2	Level 3	Netting		Total
December 31, 2011
Trading assets (excluding derivatives)
Securities of U.S. Treasury and federal agencies	$3,342	3,638	-	-		6,980
Securities of U.S. states and political subdivisions	-	2,438	53	-		2,491
Collateralized debt obligations(1)	-	-	1,582	-		1,582
Corporate debt securities	-	6,479	97	-		6,576
Mortgage-backed securities	-	34,959	108	-		35,067
Asset-backed securities	-	1,093	190	-		1,283
Equity securities	1,682	172	4	-		1,858
Total trading securities	5,024	48,779	2,034	-		55,837
Other trading assets	1,847	68	115	-		2,030
Total trading assets (excluding derivatives)	6,871	48,847	2,149	-		57,867
Securities of U.S. Treasury and federal agencies	869	6,099	-	-		6,968
Securities of U.S. states and political subdivisions	-	21,077	11,516	-		32,593
Mortgage-backed securities:
Federal agencies	-	96,754	-	-		96,754
Residential	-	17,775	61	-		17,836
Commercial	-	17,918	232	-		18,150
Total mortgage-backed securities	-	132,447	293	-		132,740
Corporate debt securities	317	17,792	295	-		18,404
Collateralized debt obligations(2)	-	-	8,599	-		8,599
Asset-backed securities:
Auto loans and leases	-	86	6,641	-		6,727
Home equity loans	-	650	282	-		932
Other asset-backed securities	-	8,326	2,863	-		11,189
Total asset-backed securities	-	9,062	9,786	-		18,848
Other debt securities	-	1,044	-	-		1,044
Total debt securities	1,186	187,521	30,489	-		219,196
Marketable equity securities:
Perpetual preferred securities (3)	552	631	1,344	-		2,527
Other marketable equity securities	814	53	23	-		890
Total marketable equity securities	1,366	684	1,367	-		3,417
Total securities available for sale	2,552	188,205	31,856	-		222,613
Mortgages held for sale	-	41,381	3,410	-		44,791
Loans held for sale	-	1,176	-	-		1,176
Loans	-	5,893	23	-		5,916
Mortgage servicing rights (residential)	-	-	12,603	-		12,603
Derivative assets:
Interest rate contracts	-	91,022	1,055	-		92,077
Commodity contracts	-	4,351	-	-		4,351
Equity contracts	471	2,737	560	-		3,768
Foreign exchange contracts	35	4,873	16	-		4,924
Credit contracts	-	2,219	1,357	-		3,576
Other derivative contracts	-	-	-	-		-
Netting	-	-	-	(81,143)	(4)	(81,143)
Total derivative assets (5)	506	105,202	2,988	(81,143)		27,553
Other assets	88	135	244	-		467
Total assets recorded at fair value	$10,017	390,839	53,273	(81,143)		372,986
Derivative liabilities:
Interest rate contracts	$(4)	(88,164)	(446)	-		(88,614)
Commodity contracts	-	(4,234)	-	-		(4,234)
Equity contracts	(229)	(2,797)	(635)	-		(3,661)
Foreign exchange contracts	(31)	(3,324)	(23)	-		(3,378)
Credit contracts	-	(2,099)	(3,355)	-		(5,454)
Other derivative contracts	-	-	(117)	-		(117)
Netting	-	-	-	89,990	(4)	89,990
Total derivative liabilities (6)	(264)	(100,618)	(4,576)	89,990		(15,468)
Short sale liabilities:
Securities of U.S. Treasury and federal agencies	(3,820)	(919)	-	-		(4,739)
Securities of U.S. states and political subdivisions	-	(2)	-	-		(2)
Corporate debt securities	-	(4,112)	-	-		(4,112)
Equity securities	(944)	(298)	-	-		(1,242)
Other securities	-	(737)	-	-		(737)
Total short sale liabilities	(4,764)	(6,068)	-	-		(10,832)
Other liabilities	-	(98)	(44)	-		(142)
Total liabilities recorded at fair value	$(5,028)	(106,784)	(4,620)	89,990		(26,442)

  Includes collateralized loan obligations of $583 million that are classified as trading assets.
  Includes collateralized loan obligations of $8.1 billion that are classified as securities available for sale.
  Perpetual preferred securities include ARS and corporate preferred securities. See Note 8 for additional information.
  Derivatives are reported net of cash collateral received and paid and, to the extent that the criteria of the accounting guidance covering the offsetting of amounts related to certain contracts are met, positions with the same counterparty are netted as part of a legally enforceable master netting agreement.
  Derivative assets include contracts qualifying for hedge accounting, economic hedges, and derivatives included in trading assets.
  Derivative liabilities include contracts qualifying for hedge accounting, economic hedges, and derivatives included in trading liabilities.

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(in millions)	Level 1	Level 2	Level 3	Netting		Total
December 31, 2010
Trading assets (excluding derivatives)
Securities of U.S. Treasury and federal agencies	$1,340	3,335	-	-		4,675
Securities of U.S. states and political subdivisions	-	1,893	5	-		1,898
Collateralized debt obligations (1)	-	-	1,915	-		1,915
Corporate debt securities	-	10,164	166	-		10,330
Mortgage-backed securities	-	9,137	117	-		9,254
Asset-backed securities	-	1,811	366	-		2,177
Equity securities	2,143	625	34	-		2,802
Total trading securities	3,483	26,965	2,603	-		33,051
Other trading assets	816	987	136	-		1,939
Total trading assets (excluding derivatives)	4,299	27,952	2,739	-		34,990
Securities of U.S. Treasury and federal agencies	938	666	-	-		1,604
Securities of U.S. states and political subdivisions	-	14,090	4,564	-		18,654
Mortgage-backed securities:
Federal agencies	-	82,037	-	-		82,037
Residential	-	20,183	20	-		20,203
Commercial	-	13,337	217	-		13,554
Total mortgage-backed securities	-	115,557	237	-		115,794
Corporate debt securities	-	9,846	433	-		10,279
Collateralized debt obligations (2)	-	-	4,778	-		4,778
Asset-backed securities:
Auto loans and leases	-	223	6,133	-		6,356
Home equity loans	-	998	112	-		1,110
Other asset-backed securities	-	5,285	3,150	-		8,435
Total asset-backed securities	-	6,506	9,395	-		15,901
Other debt securities	-	370	85	-		455
Total debt securities	938	147,035	19,492	-		167,465
Marketable equity securities:
Perpetual preferred securities (3)	721	677	2,434	-		3,832
Other marketable equity securities	1,224	101	32	-		1,357
Total marketable equity securities	1,945	778	2,466	-		5,189
Total securities available for sale	2,883	147,813	21,958	-		172,654
Mortgages held for sale	-	44,226	3,305	-		47,531
Loans held for sale	-	873	-	-		873
Loans	-	-	309	-		309
Mortgage servicing rights (residential)	-	-	14,467	-		14,467
Derivative assets:
Interest rate contracts	-	67,380	869	-		68,249
Commodity contracts	-	4,133	-	-		4,133
Equity contracts	511	2,040	721	-		3,272
Foreign exchange contracts	42	4,257	51	-		4,350
Credit contracts	-	2,148	3,198	-		5,346
Other derivative contracts	8	-	-	-		8
Netting	-	-	-	(63,469)	(4)	(63,469)
Total derivative assets (5)	561	79,958	4,839	(63,469)		21,889
Other assets	38	45	314	-		397
Total assets recorded at fair value	$7,781	300,867	47,931	(63,469)		293,110
Derivative liabilities:
Interest rate contracts	$(7)	(62,769)	(792)	-		(63,568)
Commodity contracts	-	(3,917)	(1)	-		(3,918)
Equity contracts	(259)	(2,291)	(946)	-		(3,496)
Foreign exchange contracts	(69)	(3,351)	(42)	-		(3,462)
Credit contracts	-	(2,199)	(4,215)	-		(6,414)
Other derivative contracts	-	-	(35)	-		(35)
Netting	-	-	-	70,009	(4)	70,009
Total derivative liabilities (6)	(335)	(74,527)	(6,031)	70,009		(10,884)
Short sale liabilities:
Securities of U.S. Treasury and federal agencies	(2,827)	(1,129)	-	-		(3,956)
Corporate debt securities	-	(3,798)	-	-		(3,798)
Equity securities	(1,701)	(178)	-	-		(1,879)
Other securities	-	(347)	-	-		(347)
Total short sale liabilities	(4,528)	(5,452)	-	-		(9,980)
Other liabilities	-	(36)	(344)	-		(380)
Total liabilities recorded at fair value	$(4,863)	(80,015)	(6,375)	70,009		(21,244)

  Includes collateralized loan obligations of $671 million that are classified as trading assets.
  Includes collateralized loan obligations of $4.2 billion that are classified as securities available for sale.
  Perpetual preferred securities include ARS and corporate preferred securities. See Note 8 for additional information.
  Derivatives are reported net of cash collateral received and paid and, to the extent that the criteria of the accounting guidance covering the offsetting of amounts related to certain contracts are met, positions with the same counterparty are netted as part of a legally enforceable master netting agreement.
  Derivative assets include contracts qualifying for hedge accounting, economic hedges, and derivatives included in trading assets.
  Derivative liabilities include contracts qualifying for hedge accounting, economic hedges and derivatives included in trading liabilities.

The changes in Level 3 assets and liabilities measured at fair value on a recurring basis are summarized as follows.

								Net unrealized
		Total net gains		Purchases,				gains (losses)
		(losses) included in		sales,				included in net
			Other	issuances				income related
	Balance,		compre-	and	Transfers	Transfers	Balance,	to assets and
	beginning	Net	hensive	settlements,	into	out of	end of	liabilities held
(in millions)	of year	income	income	net	Level 3	Level 3	year	at period end (1)
Year ended December 31, 2011
Trading assets
(excluding derivatives):
Securities of U.S. states and
political subdivisions	$5	3	-	12	51	(18)	53	-
Collateralized debt obligations	1,915	(24)	-	(297)	-	(12)	1,582	1
Corporate debt securities	166	1	-	(70)	-	-	97	(80)
Mortgage-backed securities	117	6	-	(36)	31	(10)	108	(4)
Asset-backed securities	366	75	-	(122)	-	(129)	190	(2)
Equity securities	34	(3)	-	(28)	1	-	4	72
Total trading securities	2,603	58	-	(541)	83	(169)	2,034	(13)
Other trading assets	136	(21)	-	2	-	(2)	115	14
Total trading assets
(excluding derivatives)	2,739	37	-	(539)	83	(171)	2,149	1	(2)
Securities available for sale:
Securities of U.S. states and
political subdivisions	4,564	10	52	6,923	-	(33)	11,516	9
Mortgage-backed securities:
Residential	20	(9)	(1)	(6)	121	(64)	61	(8)
Commercial	217	(44)	59	2	2	(4)	232	(56)
Total mortgage-backed
securities	237	(53)	58	(4)	123	(68)	293	(64)
Corporate debt securities	433	150	(112)	(185)	41	(32)	295	(3)
Collateralized debt obligations	4,778	290	(202)	3,725	8	-	8,599	-
Asset-backed securities:
Auto loans and leases	6,133	4	(27)	531	-	-	6,641	-
Home equity loans	112	(3)	(18)	40	221	(70)	282	(25)
Other asset-backed securities	3,150	10	13	181	107	(598)	2,863	(7)
Total asset-backed securities	9,395	11	(32)	752	328	(668)	9,786	(32)
Other debt securities	85	-	-	(85)	-	-	-	-
Total debt securities	19,492	408	(236)	11,126	500	(801)	30,489	(90)	(3)
Marketable equity securities:
Perpetual preferred securities	2,434	160	(7)	(1,243)	2	(2)	1,344	(53)
Other marketable equity securities	32	-	1	(10)	-	-	23	-
Total marketable
equity securities	2,466	160	(6)	(1,253)	2	(2)	1,367	(53)	(4)
Total securities
available for sale	21,958	568	(242)	9,873	502	(803)	31,856	(143)
Mortgages held for sale	3,305	44	-	(104)	492	(327)	3,410	43	(5)
Loans	309	13	-	(299)	-	-	23	-	(5)
Mortgage servicing rights	14,467	(5,821)	-	3,957	-	-	12,603	(3,680)	(5)
Net derivative assets and liabilities:
Interest rate contracts	77	4,051	-	(3,414)	(1)	(104)	609	309
Commodity contracts	(1)	2	-	(9)	(3)	11	-	1
Equity contracts	(225)	126	-	28	(6)	2	(75)	55
Foreign exchange contracts	9	(8)	-	(6)	1	(3)	(7)	(19)
Credit contracts	(1,017)	(856)	-	(123)	-	(2)	(1,998)	50
Other derivative contracts	(35)	(82)	-	-	-	-	(117)	-
Total derivative contracts	(1,192)	3,233	-	(3,524)	(9)	(96)	(1,588)	396	(6)
Other assets	314	12	-	(82)	-	-	244	3	(2)

Short sale liabilities	-	-	-	-	-	-	-	-	(2)
Other liabilities (excluding derivatives)	(344)	(8)	-	308	-	-	(44)	-	(5)

  Represents only net gains (losses) that are due to changes in economic conditions and management's estimates of fair value and excludes changes due to the collection/realization of cash flows over time.
  Included in trading activities and other noninterest income in the income statement.
  Included in debt securities available for sale in the income statement.
  Included in equity investments in the income statement.
  Included in mortgage banking and other noninterest income in the income statement.
  Included in mortgage banking, trading activities and other noninterest income in the income statement.

The following table presents gross purchases, sales, issuances and settlements related to the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2011.

(in millions)	Purchases	Sales	Issuances	Settlements	Net
Year ended December 31, 2011
Trading assets
(excluding derivatives):
Securities of U.S. states and
political subdivisions	$313	(199)	-	(102)	12
Collateralized debt obligations	1,054	(1,310)	-	(41)	(297)
Corporate debt securities	80	(150)	-	-	(70)
Mortgage-backed securities	759	(790)	-	(5)	(36)
Asset-backed securities	516	(585)	-	(53)	(122)
Equity securities	6	(22)	-	(12)	(28)
Total trading securities	2,728	(3,056)	-	(213)	(541)
Other trading assets	-	-	2	-	2
Total trading assets
(excluding derivatives)	2,728	(3,056)	2	(213)	(539)
Securities available for sale:
Securities of U.S. states and
political subdivisions	4,280	(4)	4,723	(2,076)	6,923
Mortgage-backed securities:
Residential	3	-	-	(9)	(6)
Commercial	21	-	-	(19)	2
Total mortgage-backed
securities	24	-	-	(28)	(4)
Corporate debt securities	94	(208)	1	(72)	(185)
Collateralized debt obligations	4,805	(36)	-	(1,044)	3,725
Asset-backed securities:
Auto loans and leases	5,918	-	333	(5,720)	531
Home equity loans	44	-	-	(4)	40
Other asset-backed securities	1,428	(456)	1,395	(2,186)	181
Total asset-backed securities	7,390	(456)	1,728	(7,910)	752
Other debt securities	-	(85)	-	-	(85)
Total debt securities	16,593	(789)	6,452	(11,130)	11,126
Marketable equity securities:
Perpetual preferred securities	1	(13)	-	(1,231)	(1,243)
Other marketable equity securities	3	(12)	-	(1)	(10)
Total marketable
equity securities	4	(25)	-	(1,232)	(1,253)
Total securities
available for sale	16,597	(814)	6,452	(12,362)	9,873
Mortgages held for sale	576	(21)	-	(659)	(104)
Loans	23	(309)	-	(13)	(299)
Mortgage servicing rights	-	-	4,011	(54)	3,957
Net derivative assets and liabilities:
Interest rate contracts	6	(1)	-	(3,419)	(3,414)
Commodity contracts	7	(17)	-	1	(9)
Equity contracts	123	(255)	-	160	28
Foreign exchange contracts	4	(4)	-	(6)	(6)
Credit contracts	6	(3)	-	(126)	(123)
Other derivative contracts	-	-	-	-	-
Total derivative contracts	146	(280)	-	(3,390)	(3,524)
Other assets	10	(1)	-	(91)	(82)
Short sale liabilities	(125)	124	-	1	-
Other liabilities (excluding derivatives)	(10)	1	-	317	308

								Net unrealized
		Total net gains		Purchases,				gains (losses)
		(losses) included in		sales,				included in net
			Other	issuances				income related
	Balance,		compre-	and	Transfers	Transfers	Balance,	to assets and
	beginning	Net	hensive	settlements,	into	out of	end of	liabilities held
(in millions)	of year	income	income	net	Level 3	Level 3	year	at period end (1)
Year ended December 31, 2010
Trading assets
(excluding derivatives):
Securities of U.S. states and
political subdivisions	$5	2	-	(11)	9	-	5	1
Collateralized debt obligations	1,133	418	-	364	-	-	1,915	11
Corporate debt securities	223	9	-	67	9	(142)	166	16
Mortgage-backed securities	146	(7)	-	101	-	(123)	117	(17)
Asset-backed securities	497	80	-	(141)	1	(71)	366	67
Equity securities	36	1	-	(5)	2	-	34	(2)
Total trading securities	2,040	503	-	375	21	(336)	2,603	76
Other trading assets	271	(35)	-	(19)	-	(81)	136	10
Total trading assets
(excluding derivatives)	2,311	468	-	356	21	(417)	2,739	86	(2)
Securities available for sale:
Securities of U.S. states and
political subdivisions	818	12	63	3,485	192	(6)	4,564	4
Mortgage-backed securities:
Residential	1,084	7	(21)	(48)	274	(1,276)	20	(8)
Commercial	1,799	(28)	404	(10)	227	(2,175)	217	(5)
Total mortgage-backed
securities	2,883	(21)	383	(58)	501	(3,451)	237	(13)
Corporate debt securities	367	7	68	(113)	259	(155)	433	-
Collateralized debt obligations	3,725	210	96	959	-	(212)	4,778	(14)
Asset-backed securities:
Auto loans and leases	8,525	1	(246)	(2,403)	256	-	6,133	-
Home equity loans	1,677	1	40	48	113	(1,767)	112	(5)
Other asset-backed securities	2,308	51	(19)	903	1,057	(1,150)	3,150	(12)
Total asset-backed securities	12,510	53	(225)	(1,452)	1,426	(2,917)	9,395	(17)
Other debt securities	77	(15)	11	12	-	-	85	-
Total debt securities	20,380	246	396	2,833	2,378	(6,741)	19,492	(40)	(3)
Marketable equity securities:
Perpetual preferred securities	2,305	100	(31)	6	80	(26)	2,434	-
Other marketable equity securities	88	-	5	(21)	14	(54)	32	-
Total marketable
equity securities	2,393	100	(26)	(15)	94	(80)	2,466	-	(4)
Total securities
available for sale	22,773	346	370	2,818	2,472	(6,821)	21,958	(40)
Mortgages held for sale	3,523	43	-	(253)	380	(388)	3,305	39	(5)
Loans	-	55	-	(112)	1,035	(669)	309	55	(5)
Mortgage servicing rights	16,004	(5,511)	-	4,092	-	(118)	14,467	(2,957)	(5)
Net derivative assets and liabilities:
Interest rate contracts	(114)	3,514	-	(3,482)	159	-	77	(266)
Commodity contracts	-	(1)	-	-	-	-	(1)	(1)
Equity contracts	(344)	(104)	-	169	-	54	(225)	(19)
Foreign exchange contracts	(1)	21	-	(11)	-	-	9	-
Credit contracts	(330)	(675)	-	(18)	6	-	(1,017)	(644)
Other derivative contracts	(43)	4	-	4	-	-	(35)	-
Total derivative contracts	(832)	2,759	-	(3,338)	165	54	(1,192)	(930)	(6)
Other assets	1,373	29	-	(103)	4	(989)	314	(38)	(2)
Short sale liabilities
(corporate debt securities)	(26)	(2)	-	(37)	-	65	-	-	(2)
Other liabilities (excluding derivatives)	(10)	(55)	-	94	(1,038)	665	(344)	(58)	(5)

  Represents only net gains (losses) that are due to changes in economic conditions and management's estimates of fair value and excludes changes due to the collection/realization of cash flows over time.
  Included in trading activities and other noninterest income in the income statement.
  Included in debt securities available for sale in the income statement.
  Included in equity investments in the income statement.
  Included in mortgage banking and other noninterest income in the income statement.
  Included in mortgage banking, trading activities and other noninterest income in the income statement.

(continued from previous page)

							Net unrealized
		Total net gains		Purchases,			gains (losses)
		(losses) included in		sales,	Net		included in net
			Other	issuances	transfers		income related
	Balance,		compre-	and	into and/	Balance,	to assets and
	beginning	Net	hensive	settlements,	or out of	end	liabilities held
(in millions)	of year	income	income	net	Level 3	of year	at period end (1)
Year ended December 31, 2009
Trading assets (excluding derivatives)	$3,495	202	2	(1,749)	361	2,311	276	(2)
Securities available for sale:
Securities of U.S. states and political subdivisions	903	23	-	25	(133)	818	(8)
Mortgage-backed securities:
Federal agencies	4	-	-	-	(4)	-	-
Residential	3,510	(74)	1,092	(759)	(2,685)	1,084	(227)
Commercial	286	(220)	894	41	798	1,799	(112)
Total mortgage-backed securities	3,800	(294)	1,986	(718)	(1,891)	2,883	(339)
Corporate debt securities	282	3	61	(7)	28	367	-
Collateralized debt obligations	2,083	125	577	623	317	3,725	(84)
Other	12,799	136	1,368	584	(2,300)	12,587	(94)
Total debt securities	19,867	(7)	3,992	507	(3,979)	20,380	(525)	(3)
Marketable equity securities:
Perpetual preferred securities	2,775	104	144	(723)	5	2,305	(1)
Other marketable equity securities	50	-	(2)	63	(23)	88	-
Total marketable equity securities	2,825	104	142	(660)	(18)	2,393	(1)	(4)
Total securities available for sale	$22,692	97	4,134	(153)	(3,997)	22,773	(526)
Mortgages held for sale	$4,718	(96)	-	(921)	(178)	3,523	(109)	(5)
Mortgage servicing rights	14,714	(4,970)	-	6,260	-	16,004	(1,534)	(5)
Net derivative assets and liabilities	37	1,439	-	(2,291)	(17)	(832)	(799)	(6)
Other assets (excluding derivatives)	1,231	10	-	132	-	1,373	12	(2)
Liabilities (excluding derivatives)	(16)	(11)	-	1	(10)	(36)	14	(5)

  Represents only net gains (losses) that are due to changes in economic conditions and management's estimates of fair value and excludes changes due to the collection/realization of cash flows over time.
  Included in trading activities and other noninterest income in the income statement.
  Included in debt securities available for sale in the income statement.
  Included in equity investments in the income statement.
  Included in mortgage banking and other noninterest income in the income statement.
  Included in mortgage banking, trading activities and other noninterest income in the income statement.

Changes in Fair Value Levels

We monitor the availability of observable market data to assess the appropriate classification of financial instruments within the fair value hierarchy. Changes in economic conditions or model-based valuation techniques may require the transfer of financial instruments from one fair value level to another. The amounts reported as transfers represent the fair value as of the beginning of the quarter in which the transfer occurred.

       We evaluate the significance of transfers between levels based upon the nature of the financial instrument and size of the transfer relative to total assets, total liabilities or total earnings. For the year ended December 31, 2011, we transferred $709 million of other trading assets from Level 2 to Level 1 due to use of more observable market data. We transferred $801 million of debt securities available for sale from Level 3 to Level 2 due to an increase in the volume of trading activity for certain securities, which resulted in increased occurrences of observable market prices. We also transferred $502 million of securities available for sale from Level 2 to Level 3 primarily due to a decrease in liquidity for certain asset-backed securities.

       Significant changes to Level 3 assets for the year ended December 31, 2010 are described as follows:

  We adopted new consolidation accounting guidance which impacted Level 3 balances for certain financial instruments. Reductions in Level 3 balances, which represent derecognition of existing investments in newly consolidated VIEs, are reflected as transfers out for the following categories: trading assets, $276 million; securities available for sale, $1.9 billion; and mortgage servicing rights, $118 million. Increases in Level 3 balances, which represent newly consolidated VIE assets, are reflected as transfers in for the following categories: securities available for sale, $829 million; loans, $366 million; and long-term debt, $359 million.
  We transferred $4.9 billion of securities available for sale from Level 3 to Level 2 due to an increase in the volume of trading activity for certain mortgage-backed and other asset-backed securities, which resulted in increased occurrences of observable market prices. We also transferred $1.7 billion of debt securities available for sale from Level 2 to Level 3, primarily due to a decrease in liquidity for certain asset-backed securities.

       For the year ended December 31, 2009, we transferred $4.0 billion of debt securities available for sale from Level 3 to Level 2 due to increased trading activity.

Assets and Liabilities Recorded at Fair Value on a Nonrecurring Basis

We may be required, from time to time, to measure certain assets at fair value on a nonrecurring basis in accordance with GAAP. These adjustments to fair value usually result from application of LOCOM accounting or write-downs of individual assets. For assets measured at fair value on a nonrecurring basis in 2011 and 2010 that were still held in the balance sheet at each respective year end, the following table provides the fair value hierarchy and the carrying value of the related individual assets or portfolios at year end.

	Carrying value at year end
(in millions)	Level 1	Level 2	Level 3	Total
December 31, 2011
Mortgages held for sale (1)	$-	1,019	1,166	2,185
Loans held for sale	-	86	-	86
Loans:
Commercial	-	1,501	13	1,514
Consumer	-	4,163	4	4,167
Total loans (2)	-	5,664	17	5,681
Mortgage servicing rights (amortized)	-	-	293	293
Other assets (3)	-	537	67	604

December 31, 2010
Mortgages held for sale (1)	$-	2,000	891	2,891
Loans held for sale	-	352	-	352
Loans:
Commercial	-	2,480	67	2,547
Consumer	-	5,870	18	5,888
Total loans (2)	-	8,350	85	8,435
Mortgage servicing rights (amortized)	-	-	104	104
Other assets (3)	-	765	82	847

  Predominantly real estate 1-4 family first mortgage loans measured at LOCOM.
  Represents carrying value of loans for which adjustments are based on the appraised value of the collateral.
  Includes the fair value of foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initial classification as foreclosed assets.

The following table presents the increase (decrease) in value of certain assets that are measured at fair value on a nonrecurring basis for which a fair value adjustment has been included in the income statement.

(in millions)
Year ended December 31, 2011
Mortgages held for sale	$29
Loans held for sale	22
Loans:
Commercial	(1,043)
Consumer	(4,905)
Total loans (1)	(5,948)
Mortgage servicing rights (amortized)	(34)
Other assets (2)	(256)
Total	$(6,187)

Year ended December 31, 2010
Mortgages held for sale	$(20)
Loans held for sale	(1)
Loans:
Commercial	(1,306)
Consumer	(6,881)
Total loans (1)	(8,187)
Mortgage servicing rights (amortized)	(3)
Other assets (2)	(301)
Total	$(8,512)

  Represents write-downs of loans based on the appraised value of the collateral.
  Includes the losses on foreclosed real estate and other collateral owned that were measured at fair value subsequent to their initial classification as foreclosed assets.

Alternative Investments

The following table summarizes our investments in various types of funds, which are included in trading assets, securities available for sale and other assets. We use the funds' net asset values (NAVs) per share as a practical expedient to measure fair value on recurring and nonrecurring bases. The fair values presented in the table are based upon the funds' NAVs or an equivalent measure.

				Redemption
	Fair	Unfunded	Redemption	notice
(in millions)	value	commitments	frequency	period
December 31, 2011
Offshore funds	$352	-	Daily - Annually	1 - 180 days
Funds of funds	1	-	Quarterly	90 days
Hedge funds	22	-	Daily - Annually	5 - 95 days
Private equity funds	976	240	N/A	N/A
Venture capital funds	83	28	N/A	N/A
Total	$1,434	268
December 31, 2010
Offshore funds	$1,665	-	Daily - Annually	1 - 180 days
Funds of funds	63	-	Monthly - Quarterly	10 - 90 days
Hedge funds	23	-	Monthly - Annually	30 - 120 days
Private equity funds	1,830	669	N/A	N/A
Venture capital funds	88	36	N/A	N/A
Total	$3,669	705

N/A - Not applicable

Offshore funds primarily invest in investment grade European fixed-income securities. Redemption restrictions are in place for investments with a fair value of $200 million and $74 million at December 31, 2011 and 2010, respectively, due to lock-up provisions that will remain in effect until October 2015.

       Private equity funds invest in equity and debt securities issued by private and publicly-held companies in connection with leveraged buyouts, recapitalizations and expansion opportunities. Substantially all of these investments do not allow redemptions. Alternatively, we receive distributions as the underlying assets of the funds liquidate, which we expect to occur over the next nine years.

       Venture capital funds invest in domestic and foreign companies in a variety of industries, including information technology, financial services and healthcare. These investments can never be redeemed with the funds. Instead, we receive distributions as the underlying assets of the fund liquidate, which we expect to occur over the next six years.

Fair Value Option

We measure MHFS at fair value for prime MHFS originations for which an active secondary market and readily available market prices exist to reliably support fair value pricing models used for these loans. Loan origination fees on these loans are recognized when earned, and related direct loan origination costs are recognized when incurred. We also measure at fair value certain of our other interests held related to residential loan sales and securitizations. We believe fair value measurement for prime MHFS and other interests held, which we hedge with free-standing derivatives (economic hedges) along with our MSRs, measured at fair value, reduces certain timing differences and better matches changes in the value of these assets with changes in the value of derivatives used as economic hedges for these assets.

       Upon the acquisition of Wachovia, we elected to measure at fair value certain portfolios of LHFS that may be economically hedged with derivative instruments. In addition, we elected to measure at fair value certain letters of credit that are hedged with derivative instruments to better reflect the economics of the transactions. These letters of credit are included in trading account assets or liabilities.

       Upon the adoption of new consolidation guidance on January 1, 2010, we elected to measure at fair value the eligible assets (loans) and liabilities (long-term debt) of certain nonconforming mortgage loan securitization VIEs. We elected the fair value option for such newly consolidated VIEs to continue fair value accounting as our interests prior to consolidation were predominantly carried at fair value with changes in fair value recognized in earnings. Upon clarifying guidance from the SEC during fourth quarter 2011, we consolidated reverse mortgage loans previously sold under a GNMA securitization program. We had initially elected fair value option on these loans prior to sale, and, as such, they were consolidated under fair value option.

       The following table reflects the differences between fair value carrying amount of certain assets and liabilities for which we have elected the fair value option and the contractual aggregate unpaid principal amount at maturity.

	December 31, 2011				December 31, 2010
			Fair value				Fair value
			carrying				carrying
			amount				amount
			less				less
	Fair value	Aggregate	aggregate		Fair value	Aggregate	aggregate
	carrying	unpaid	unpaid		carrying	unpaid	unpaid
(in millions)	amount	principal	principal		amount	principal	principal
Mortgages held for sale:
Total loans	$44,791	43,687	1,104	(1)	47,531	47,818	(287)	(1)
Nonaccrual loans	265	584	(319)		325	662	(337)
Loans 90 days or more past due and still accruing	44	56	(12)		38	47	(9)
Loans held for sale:
Total loans	1,176	1,216	(40)		873	897	(24)
Nonaccrual loans	25	39	(14)		1	7	(6)
Loans:
Total loans	5,916	5,441	475		309	348	(39)
Nonaccrual loans	32	32	-		13	16	(3)
Loans 90 days or more past due and still accruing	-	-	-		2	2	-
Long-term debt	-	-	-		306	353	(47)

  The difference between fair value carrying amount and aggregate unpaid principal includes changes in fair value recorded at and subsequent to funding, gains and losses on the related loan commitment prior to funding, and premiums on acquired loans.

The assets accounted for under the fair value option are initially measured at fair value. Gains and losses from initial measurement and subsequent changes in fair value are recognized in earnings. The changes in fair value related to initial measurement and subsequent changes in fair value included in earnings for these assets measured at fair value are shown, by income statement line item, below.

	2011			2010			2009
		Net gains			Net gains			Net gains
	Mortgage	(losses)		Mortgage	(losses)		Mortgage	(losses)
	banking	from	Other	banking	from	Other	banking	from	Other
	noninterest	trading	noninterest	noninterest	trading	noninterest	noninterest	trading	noninterest
(in millions)	income	activities	income	income	activities	income	income	activities	income
Year ended December 31,
Mortgages held for sale	$6,084	-	-	6,512	-	-	4,891	-	-
Loans held for sale	-	-	32	-	-	24	-	-	99
Loans	13	-	80	55	-	-	-	-	-
Long-term debt	(11)	-	-	(48)	-	-	-	-	-
Other interests held	-	(25)	-	-	(13)	-	-	117	-

The following table shows the estimated gains and losses from earnings attributable to instrument-specific credit risk related to assets accounted for under the fair value option.

	Year ended Dec. 31,
(in millions)	2011	2010	2009
Gains (losses) attributable to
instrument-specific credit risk:
Mortgages held for sale	$(144)	(28)	(277)
Loans held for sale	32	24	63
Total	$(112)	(4)	(214)

For performing loans, instrument-specific credit risk gains or losses were derived principally by determining the change in fair value of the loans due to changes in the observable or implied credit spread. Credit spread is the market yield on the loans less the relevant risk-free benchmark interest rate. In recent years spreads have been significantly affected by the lack of liquidity in the secondary market for mortgage loans. For nonperforming loans, we attribute all changes in fair value to instrument-specific credit risk

Disclosures about Fair Value of Financial Instruments

The table below is a summary of fair value estimates for financial instruments, excluding short-term financial assets and liabilities because carrying amounts approximate fair value, and excluding financial instruments recorded at fair value on a recurring basis. The carrying amounts in the following table are recorded in the balance sheet under the indicated captions.

We have not included assets and liabilities that are not financial instruments in our disclosure, such as the value of the long-term relationships with our deposit, credit card and trust customers, amortized MSRs, premises and equipment, goodwill and other intangibles, deferred taxes and other liabilities. The total of the fair value calculations presented does not represent, and should not be construed to represent, the underlying value of the Company.

	December 31,
	2011		2010
	Carrying	Estimated	Carrying	Estimated
(in millions)	amount	fair value	amount	fair value
Financial assets
Mortgages held for sale (1)	$3,566	3,566	4,232	4,234
Loans held for sale (2)	162	176	417	441
Loans, net (3)	731,308	723,867	721,016	710,147
Nonmarketable equity investments (cost method)	8,061	8,490	8,494	8,814
Financial liabilities
Deposits	920,070	921,803	847,942	849,642
Long-term debt (4)	125,238	126,484	156,651	159,996	(3)

  Balance excludes MHFS for which the fair value option was elected.
  Balance excludes LHFS for which the fair value option was elected.
  Loans exclude balances for which the fair value option was elected. At December 31, 2010, long-term debt excludes balances for which the fair value option was elected. Loans exclude lease financing with a carrying amount of $13.1 billion at both December 31, 2011 and 2010, respectively.
  The carrying amount and fair value exclude obligations under capital leases of $116 million and $26 million at December 31, 2011 and 2010, respectively.

Loan commitments, standby letters of credit and commercial and similar letters of credit are not included in the table above. A reasonable estimate of the fair value of these instruments is the carrying value of deferred fees plus the related allowance. This amounted to $495 million and $673 million at December 31, 2011 and 2010, respectively.